INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENTS
Schedule of direct equity interests in subsidiaries and joint ventures

		Equity interests
Investees	Type of investment	12.31.21	12.31.20
Terra Networks Brasil Ltda (“Terra Networks”)	Subsidiary	100.00%	100.00%
Telefônica Transportes e Logística Ltda (“TGLog”)	Subsidiary	100.00%	99.99%
POP Internet Ltda (“POP”)	Subsidiary	100.00%	99.99%
Vivo Money Credit Rights Investment Fund (“Vivo Money”)	Subsidiary	100.00%	100.00%
Telefônica Cloud e Tecnologia do Brasil S.A. (“CloudCo Brasil”)	Subsidiary	50.01%	—
Telefônica IoT, Big Data e Tecnologia do Brasil S.A. (“IoTCo Brasil”)	Subsidiary	50.01%	—
Aliança Atlântica Holding B.V. (“Aliança”)	Joint venture	50.00%	50.00%
Companhia AIX de Participações (“AIX”)	Joint venture	50.00%	50.00%
Companhia ACT de Participações (“ACT”)	Joint venture	50.00%	50.00%
FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)	Joint venture	25.00%	—

Summary of the relevant financial data of the investees in which the Company holds a stake

Balance sheets

	12.31.21				12.31.20
	FiBrasil	ACT	AIX	Aliança	ACT	AIX	Aliança
Equity interest	25.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%

Summary of balance sheets:
Current assets	834,779	46	38,746	274,362	33	31,263	270,222
Non-current assets	709,588	—	7,840	—	—	10,426	—
Total assets	1,544,367	46	46,586	274,362	33	41,689	270,222

Current liabilities	195,460	8	7,443	410	5	6,272	267
Non-current liabilities	674,929	—	20,429	—	—	18,090	—
Equity	673,978	38	18,714	273,952	28	17,327	269,955
Total liabilities and equity	1,544,367	46	46,586	274,362	33	41,689	270,222

Statements of Income

	2021				2020			2019
	FiBrasil	ACT	AIX	Aliança	ACT	AIX	Aliança	ACT	AIX	Aliança
Net operating income	55,385	104	55,872	—	104	45,789	—	95	45,472	—
Operating costs and income (expenses)	(90,193)	(92)	(53,881)	6,363	(91)	(45,758)	1,254	(92)	(43,926)	(307)
Financial income (expenses), net	(9,118)	—	146	6	—	673	35	—	992	38
Income and social contribution taxes	11,462	(2)	(750)	—	(1)	(537)	—	(1)	(767)	—
Net income (loss) for the period	(32,464)	10	1,387	6,369	12	167	1,289	2	1,771	(269)

Schedule of changes in investments

					Other	Total
	FiBrasil	ACT	AIX	Aliança	investments	investments
Balance on 12.31.19	—	9	8,580	95,324	338	104,251
Equity	—	5	84	645	—	734
Other comprehensive income	—	—	—	39,008	440	39,448
Balance on 12.31.20	—	14	8,664	134,977	778	144,433
Equity (Statements of Income)	(8,116)	5	693	3,185	—	(4,233)
Equity - Remeasurement of equity interest (Note 1.c)	80,400	—	—	—	—	80,400
Equity - Fair value of the remeasurement of equity interest (Note 1.c)	41,095	—	—	—	—	41,095
Capital contribution - property, plant and equipment and intangible assets (Notes 1.c., 13 and 14)	229,961	—	—	—	—	229,961
Write-off due to sale of investments (Note 1.c)	(134,144)	—	—	—	—	(134,144)
Equity transactions	2,182	—	—	—	—	2,182
Result of subsidiary FiBrasil before disposal	(1,789)	—	—	—	—	(1,789)
Other comprehensive income	—	—	—	(1,186)	(429)	(1,615)
Balance on 12.31.21	209,589	19	9,357	136,976	349	356,290